Investments (Allowance For Credit Losses And Recorded Investment In Commercial Mortgage Loans) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended			12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2010 Held-For-Sale Commercial Mortgage Loans	Dec. 31, 2011 Commercial Mortgage Loans Recorded Investment	Dec. 31, 2010 Commercial Mortgage Loans Recorded Investment	Dec. 31, 2011 Allowance for Credit Losses		Dec. 31, 2010 Allowance for Credit Losses
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 23	$ 51	$ 59				$ 59		$ 48
Charge-offs				(13)			(5)	[1]	(23)	[1]
Recoveries
Provision	25						(3)		34
Ending balance	48	51	59				51		59
Ending allowance for individually impaired loans
Ending allowance for loans not individually impaired that were evaluated collectively for impairment							51		59
Ending balance		6,140	6,772		6,140	6,772
Ending balance of individually impaired loans					10	30
Ending balance of loans not individually impaired that were evaluated collectively for impairment					$ 6,130	$ 6,742

[1]	Charge-offs in 2010 included $13 million related to held-for-sale commercial mortgage loans that were sold in the third quarter of 2010.